Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Segmented Information
Schedule of equipment

Equipment	December 31, 2021	December 31, 2020
Nauru	$1,246	$1,292
Singapore	158	—
Tonga	10	15
North America	2	3
Total	$1,416	$1,310